Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0002084026
Registrant Name	QumulusAI, Inc.
Registration File Number	333-292514
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES